STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
Alabama - 2.7%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E	5.00	6/1/2028	8,230,000	[a]	8,500,929
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F	5.50	12/1/2028	8,000,000	[a]	8,371,766
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	19,250,000	[a]	19,059,785
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.25	12/1/2030	5,000,000	[a]	5,306,428
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2028	1,045,000	[a]	1,070,281
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A	5.25	7/1/2029	8,075,000	[a]	8,436,804
				50,745,993
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	3.00	6/1/2051	4,450,000		4,270,552
Arizona - 2.8%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2027	525,000		463,235
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2025	650,000		614,581
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2028	1,000,000		857,159
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2026	600,000		551,229
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2029	675,000		560,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Arizona - 2.8% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	707,260
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	729,499
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	721,275
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,765,877
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	915,302
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,081,432
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	978,617
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,176,979
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000	10,439,941
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	17,930,830
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000	6,418,971
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000	5,450,919
				53,363,994

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 4.9%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,529,071
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	9,721,326
California, GO, Refunding	3.00	9/1/2030	8,785,000		8,830,991
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.00	8/1/2029	3,675,000	[a]	3,814,324
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.25	10/1/2031	3,000,000	[a]	3,093,260
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1	5.00	3/1/2031	1,325,000	[a]	1,387,069
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	1,475,000	[a]	1,439,195
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		269,338
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		323,543
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		5,428,679
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,041,374
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		6,717,476
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,122,340
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group)	3.00	8/15/2025	255,000	[a]	254,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 4.9% (continued)
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		311,768
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		377,475
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		248,616
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		315,989
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		224,949
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		234,161
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2028	470,000		488,566
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2029	425,000		444,970
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000		5,118,058
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.00	5/15/2031	5,875,000		6,479,087
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2033	2,055,000		2,254,983
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2031	4,470,000		4,929,620
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,552,733
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,266,078
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[b]	2,833,781
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, (3 Month TSFR +0.55%)	4.33	6/1/2034	7,885,000	[c]	7,277,066
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		4,399,174

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 4.9% (continued)
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000	5,288,293
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,023,391
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,090,439
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	534,367
				93,666,543
Colorado - 1.7%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,057,008
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B	5.00	11/15/2030	10,000,000	[a] 11,056,017
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	2,635,000	2,628,059
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,850,000	2,812,839
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,010,526
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,461,214
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,048,393
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,392,752
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,480,270
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,065,191
				32,012,269
Connecticut - 1.3%
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,568,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Connecticut - 1.3% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,035,576
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,690,764
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	3,931,093
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	4,215,000	4,559,684
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2032	2,000,000	2,181,849
Connecticut Housing Finance Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,882,573
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	655,000	651,270
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,279,591
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,300,207
				24,081,264
District of Columbia - 2.1%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,238,701
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000	6,044,192
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,062,986
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000	1,038,298
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	10,000,000	10,573,960

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
District of Columbia - 2.1% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000		969,031
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000		1,247,175
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	5,080,000		5,447,240
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	7,000,000		7,284,738
				40,906,321
Florida - 4.5%
Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion Project)	4.00	9/1/2036	5,000,000		5,067,269
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000		1,029,109
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2030	1,100,000		1,194,419
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Lucie Project) Ser. B	5.00	10/1/2029	1,300,000		1,412,830
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,354,880
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Health System Obligated Group) (LOC; TD Bank NA) Ser. C	3.25	11/1/2038	5,000,000	[d]	5,000,000
Manatee County Public Utilities, Revenue Bonds, Refunding	5.00	10/1/2041	3,000,000		3,312,280
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,000,000		10,024,854
Miami-Dade County, Revenue Bonds, Ser. A	5.00	4/1/2044	9,665,000		10,318,080
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000		9,050,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Florida - 4.5% (continued)
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	5,000,000		5,125,131
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	5,000,000		5,054,212
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,093,233
Palm Beach County, Revenue Bonds, Ser. C	5.00	5/1/2042	3,345,000		3,681,653
Palm Beach County School District, COP, Ser. B	5.25	8/1/2036	5,400,000		6,232,549
Sarasota, Revenue Bonds	5.00	9/1/2041	2,095,000		2,292,437
Sarasota, Revenue Bonds	5.00	9/1/2042	1,100,000		1,196,126
Sarasota, Revenue Bonds	5.00	9/1/2043	2,260,000		2,449,254
Sarasota, Revenue Bonds	5.00	9/1/2040	1,000,000		1,099,895
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		90,079
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		5,589,244
				85,667,773
Georgia - 1.2%
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	9,952,881
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	5,000,000	[a]	5,141,066
Main Street Natural Gas, Revenue Bonds, Ser. D	5.00	12/1/2030	2,000,000	[a]	2,069,195
The Burke County Development Authority, Revenue Bonds, Refunding (Georgia Power Co.)	2.88	8/19/2025	5,650,000	[a]	5,501,580
				22,664,722
Hawaii - .2%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2038	2,200,000		2,354,362
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000		1,547,488
				3,901,850
Idaho - .3%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000		402,501

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Idaho - .3% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000	275,601
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000	580,199
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000	549,454
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000	444,260
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000	448,539
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2038	1,030,000	1,162,945
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2037	1,140,000	1,304,620
				5,168,119
Illinois - 9.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,031,365
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	10,010,000	10,057,163
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	3,768,447
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,066,562
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,667,613
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,425,918
Chicago II, GO, Ser. A	5.00	1/1/2026	1,430,000	1,444,930
Chicago II, GO, Ser. A	5.00	1/1/2026	1,570,000	1,599,746
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000	3,743,957
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	375,000	381,507
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	1,735,000	1,762,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 9.1% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000	1,012,674
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000	3,198,895
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000	2,268,379
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2035	2,000,000	2,282,459
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000	2,638,211
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,348,823
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,296,545
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,019,280
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	978,509
Chicago Park District, GO, Refunding, Ser. E	4.00	1/1/2034	1,760,000	1,783,930
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	1,971,582
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	1,007,531
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2028	1,550,000	1,656,173
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2030	1,700,000	1,859,448
Cook County Community Consolidated School District No. 34, GO, Ser. A	3.00	12/1/2036	6,265,000	5,708,194
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000	1,047,725
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000	1,285,632
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,552,927

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 9.1% (continued)
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2029	3,750,000		4,080,863
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		6,404,108
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,333,714
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000		1,510,649
Illinois, GO	5.50	1/1/2030	1,855,000		2,068,166
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,151,486
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,101,142
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,022,082
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000		2,245,999
Illinois, GO, Ser. A	5.00	3/1/2031	480,000		528,017
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000		6,302,710
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000		10,720,318
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,343,435
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,553,249
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,089,887
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,102,616
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000		3,414,976
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000		4,762,090
Kendall County Forest Preserve District, GO, Refunding	4.00	1/1/2027	2,270,000		2,292,668
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2037	3,530,000		3,765,679
				172,660,509
Indiana - 2.1%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		775,227
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		817,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Indiana - 2.1% (continued)
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,559,011
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	5,000,000	[a]	5,367,616
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2	5.00	7/1/2030	11,025,000	[a]	12,062,305
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	3.30	12/1/2039	3,500,000	[d]	3,500,000
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	14,430,000	[a]	14,595,563
				39,677,326
Iowa - .4%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2039	2,240,000		2,513,989
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	5,150,000	[a]	5,225,512
				7,739,501
Kentucky - 2.8%
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2029	2,395,000		2,640,182
Kentucky Bond Development Corp., Revenue Bonds (Insured; Build America Mutual)	5.00	9/1/2028	2,275,000		2,476,247
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		5,364,355
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,102,382
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	[a]	7,965,247
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	10,325,000	[a]	10,250,469
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	16,500,000	[a]	16,428,322
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,237,807
				53,465,011

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Louisiana - .2%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	4,339,620
Maine - .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2035	3,070,000		3,132,707
Maine Housing Authority, Revenue Bonds, Ser. B1	3.50	11/15/2046	1,460,000		1,460,054
				4,592,761
Maryland - 1.4%
Howard County Housing Commission, Revenue Bonds (Sustainable Bond) Refunding, Ser. A	1.20	6/1/2027	2,000,000		1,837,000
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	2,210,000		2,192,493
Maryland Stadium Authority, Revenue Bonds, Ser. A	5.00	9/1/2037	2,805,000		3,135,206
Maryland Stadium Authority, Revenue Bonds, Ser. A	5.00	3/1/2031	7,585,000		8,559,846
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[e]	10,167,309
				25,891,854
Massachusetts - 1.9%
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2041	9,890,000		10,985,570
Massachusetts, GO, Ser. C	5.00	10/1/2035	10,000,000		11,623,900
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,019,601
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,138,711
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		655,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		812,056
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		841,397
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		741,426

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 1.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,029,982
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,036,054
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,031,970
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1	3.45	12/1/2037	400,000	[d]	400,000
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		380,706
				36,696,643
Michigan - 1.0%
Central Michigan University, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	3.25	10/1/2032	1,600,000	[d]	1,600,000
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,006,808
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,007,149
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,360,495
Michigan Finance Authority, Revenue Bonds (Drinking Water Revolving Fund)	5.00	10/1/2043	3,100,000		3,398,475
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a]	4,421,145
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2036	3,000,000		3,024,235

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Michigan - 1.0% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000		2,540,627
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000		660,411
				19,019,345
Minnesota - .0%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	480,000		477,741
Mississippi - .0%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA) Ser. C	3.30	11/1/2035	1,000,000	[d]	1,000,000
Missouri - 1.7%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000		2,171,666
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000		2,302,465
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000		2,434,022
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000		1,831,502
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000		1,036,929
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000		1,474,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Missouri - 1.7% (continued)
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,766,022
Grain Valley No R-V School District, GO, Ser. A	5.00	3/1/2038	5,250,000	5,535,599
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,035,273
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,568,695
Ladue School District, GO	2.00	3/1/2032	5,000,000	4,371,106
The Missouri Health & Educational Facilities Authority, Revenue Bonds (The Washington University) Ser. B	3.25	2/15/2033	3,000,000	[d] 3,000,000
				31,527,849
Montana - .2%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	1,110,000	1,099,998
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	530,671
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,303,769
				2,934,438
Nebraska - .6%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	5,000,000	[a] 4,999,503
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,495,000	2,630,360
Nebraska Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,750,000	2,986,466
				10,616,329
Nevada - 1.6%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	10,993,452
Clark County School District, GO, Ser. A	5.00	6/15/2038	4,120,000	4,538,506

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Nevada - 1.6% (continued)
Clark County Water Reclamation District, GO, Refunding	3.00	7/1/2031	2,520,000	2,442,494
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,563,781
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	4,755,000	4,430,475
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,675,000	1,665,499
				30,634,207
New Jersey - 4.1%
Fair Lawn, GO	2.00	9/1/2032	1,580,000	1,371,058
Fair Lawn, GO	2.00	9/1/2031	1,315,000	1,158,277
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,020,790
Morris County, GO	2.00	2/1/2031	4,315,000	3,800,123
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	4,716,300
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,031,575
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,049,019
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,009,598
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,089,596
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,402,069
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000	5,470,919
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2033	5,000,000	5,390,509
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2034	2,500,000	2,825,727

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 4.1% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2035	2,000,000	2,248,688
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2036	2,500,000	2,796,016
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2035	1,000,000	1,104,926
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2036	3,000,000	3,299,897
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.00	6/15/2037	1,500,000	1,642,385
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,752,680
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,780,918
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,400,000	8,797,873
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,579,344
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000	6,294,005
				77,632,292
New Mexico - .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,870,000	1,792,844
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	3,015,000	3,122,980
				4,915,824
New York - 16.3%
Battery Park Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/1/2048	4,500,000	4,923,099
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2035	10,000,000	10,552,874
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	5/15/2024	10,000,000	[a] 10,023,382
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/15/2027	2,365,000	2,532,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 16.3% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	5,000,000		5,193,103
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2034	2,500,000		2,665,259
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2026	10,185,000		10,717,062
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000		7,603,018
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000		1,655,380
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		10,356,062
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		4,969,030
New York City, GO (LOC; Mizuho Bank Ltd.) Ser. A2	3.22	10/1/2038	2,500,000	[d]	2,500,000
New York City, GO, Refunding (LOC; TD Bank NA) Ser. I4	3.20	4/1/2036	6,400,000	[d]	6,400,000
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000		11,358,621
New York City, GO, Refunding, Ser. F1	5.00	8/1/2036	2,000,000		2,315,568
New York City, GO, Refunding, Ser. F1	5.00	8/1/2035	2,000,000		2,341,178
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000		1,502,243
New York City, GO, Ser. E1	5.00	4/1/2037	5,000,000		5,717,624
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000		1,205,840
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		2,975,051
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000		2,170,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 16.3% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,444,992
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	3.25	6/15/2035	4,800,000	[d]	4,800,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	3.25	6/15/2045	9,300,000	[d]	9,300,000
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		10,819,300
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5	3.20	11/1/2041	1,500,000	[d]	1,500,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	5/1/2043	5,520,000		6,083,277
New York City Transitional Finance Authority, Revenue Bonds, Ser. C4	3.25	11/1/2036	2,700,000	[d]	2,700,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000		5,136,659
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2044	8,145,000		8,917,179
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	15,009,313
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,500,532
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000		4,323,962
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		4,053,620
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2037	5,000,000		5,614,834
New York State Dormitory Authority, Revenue Bonds, Refunding (The New York & Presbyterian Hospital Obligated Group) Ser. A	5.00	8/1/2036	5,000,000		5,694,853

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 16.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000	7,811,347
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	5,057,369
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2039	4,900,000	4,928,080
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000	11,176,511
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2038	8,815,000	9,136,793
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	994,022
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	8,795,576
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,240,258
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,478,361
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,001,481
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2042	700,000	757,592
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2041	730,000	794,588
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2040	1,000,000	1,093,589
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,261,620
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	634,564

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 16.3% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2034	1,170,000		1,250,098
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2032	2,500,000		2,716,346
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2031	2,525,000		2,743,052
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000		1,166,486
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2036	1,500,000		1,719,746
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2037	1,500,000		1,697,953
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	5.00	11/15/2030	3,000,000		3,431,016
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Green Bond) Ser. A	4.00	11/15/2035	5,000,000		5,219,932
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Green Bond) Ser. A	4.00	11/15/2037	4,980,000		5,087,105
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[b]	8,078,148
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	4,800,000		4,572,348
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	3,480,000		3,833,062
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,771,885
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,073,215
				310,097,764
North Carolina - .2%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000		3,663,513

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Ohio - 1.4%
Cuyahoga County, Revenue Bonds (Ballpark Imp Project) Ser. A	4.00	1/1/2037	4,185,000		4,288,670
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		689,044
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		537,913
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)	2.60	10/1/2029	2,500,000	[a]	2,191,131
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		2,870,348
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		4,592,807
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	755,000		756,815
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	1,295,000		1,288,799
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,162,364
Wadsworth School District, GO	3.00	12/1/2045	2,040,000		1,547,663
Wadsworth School District, GO	4.00	12/1/2056	1,500,000		1,374,737
Warrensville Heights School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		605,641
Warrensville Heights School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[e]	1,467,178
				27,373,110
Oklahoma - .2%
Oklahoma, GO	2.00	3/1/2029	5,190,000		4,775,547
Oregon - 2.2%
Oregon, GO, Refunding (Veterans Welfare) Ser. J	3.25	6/1/2039	5,300,000	[d]	5,300,000
Oregon Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232	3.80	6/15/2028	7,000,000	[a]	7,077,073
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	980,000		976,418

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Oregon - 2.2% (continued)
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		13,851,472
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		11,775,962
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,187,785
				41,168,710
Pennsylvania - 6.8%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000		1,087,999
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,107,885
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		3,733,782
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,269,679
Delaware County Industrial Development Authority, Revenue Bonds, Refunding (United Parcel Service)	3.40	9/1/2045	9,300,000	[d]	9,300,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		887,119
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	12,665,000	[a]	13,137,540
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	5,000,000	[a]	5,373,930
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,150,951
Pennsylvania, GO	3.00	5/15/2034	5,280,000		4,900,585
Pennsylvania, GO	3.00	5/15/2035	3,000,000		2,811,706
Pennsylvania, GO	3.50	3/1/2031	5,000,000		5,011,868
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		3,760,622

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 6.8% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	5/1/2030	1,795,000		1,979,865
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,376,574
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000		2,549,430
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT-1	5.00	6/15/2029	4,935,000		5,156,138
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT-1	5.00	6/15/2026	65,000	[e]	68,111
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	9,000,000		9,534,461
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000		4,543,818
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	690,000		686,554
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000		2,945,439
Pennsylvania Turnpike Commission, Revenue Bonds (LOC; TD Bank NA) Ser. B	3.25	12/1/2043	2,000,000	[d]	2,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000		10,337,874
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	5,000,000		5,281,620
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		8,258,781
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,147,542
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,072,271
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		871,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 6.8% (continued)
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000	1,064,194
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,220,506
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,202,844
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	532,709
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	524,115
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	606,110
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	512,945
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,048,231
				130,055,246
Rhode Island - 1.6%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,844,021
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,064,168
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2032	405,000	455,484
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College) Ser. B	5.00	11/1/2033	435,000	487,369
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	2,745,000	2,728,901
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	3.00	10/1/2051	6,315,000	6,058,263

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Rhode Island - 1.6% (continued)
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	10/1/2026	300,000		314,263
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	4/1/2029	535,000		578,377
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	4/1/2027	500,000		528,605
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	10/1/2028	525,000		566,594
				29,626,045
South Carolina - 1.1%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,005,709
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000		2,728,450
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000		4,150,416
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2032	1,340,000		1,475,721
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2033	1,400,000		1,544,686
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2031	2,245,000		2,458,399
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2029	1,705,000		1,839,677
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2030	2,140,000		2,326,958
				21,530,016
Tennessee - 1.9%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	3.48	2/1/2038	900,000	[d]	900,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	3.48	1/1/2033	500,000	[d]	500,000
County of Williamson TN, GO	3.10	4/1/2035	2,185,000		2,056,432
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000		2,592,329

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Tennessee - 1.9% (continued)
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	3.48	7/1/2034	200,000	[d]	200,000
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		4,731,766
Nashville & Davidson County Metropolitan Government, GO, Ser. B	4.00	1/1/2031	10,000,000		10,588,324
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser A1	5.00	5/1/2028	1,105,000	[a]	1,130,449
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	645,000		638,371
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	625,000		621,856
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2027	1,800,000		1,883,524
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		1,960,250
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2028	2,870,000		3,042,164
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000		6,256,904
				37,102,369
Texas - 11.9%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000		3,473,440
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000		3,650,292
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000		4,244,551
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000		1,107,137
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	2,000,000		2,204,868
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000		5,106,614
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000		1,167,403

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 11.9% (continued)
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	3,528,124
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,135,318
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,324,186
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2031	5,000,000	5,748,376
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2030	10,000,000	11,375,713
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,502,976
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	984,002
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,900,141
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,242,199
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,985,728
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	989,695
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	514,567
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	976,747
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000	3,956,888
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000	4,009,405
Greater Texoma Utility Authority, Revenue Bonds (Sherman Water & Sewer System Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,114,479

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 11.9% (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	10,795,000	[a]	11,311,811
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	5,000,000	[a]	5,629,734
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,424,551
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		1,694,764
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2034	500,000		518,232
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	700,000		719,017
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	1,000,000		1,019,043
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		522,042
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		260,503
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		103,599
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		524,217
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		314,669
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	485,000		509,763
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		1,967,471
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,325,796
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000		1,150,959
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000		1,997,181
Houston Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,225,000		1,327,868
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000		16,776,067
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000		5,044,364
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000		1,457,636
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000		1,834,403

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 11.9% (continued)
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000		1,831,893
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000		5,100,985
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,047,393
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000		8,980,016
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		1,932,601
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		1,805,690
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000		1,222,542
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2037	1,005,000		1,125,252
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding	4.00	2/1/2030	5,740,000		5,814,041
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		4,726,990
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000		2,183,866
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000		2,152,882
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2039	1,500,000		1,651,017
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	2,750,000	[a]	3,017,008
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Methodist Hospitals of Dallas Obligated Group)	5.00	10/1/2037	1,475,000		1,614,582
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2036	1,400,000		1,593,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 11.9% (continued)
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2035	1,520,000		1,742,314
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2034	2,500,000		2,883,308
Texas, GO, Ser. A	3.40	6/1/2043	700,000	[d]	700,000
Texas, GO, Ser. A	3.40	6/1/2044	1,000,000	[d]	1,000,000
Texas, GO, Ser. B	3.40	12/1/2041	1,220,000	[d]	1,220,000
Texas, GO, Ser. B	3.40	12/1/2043	3,200,000	[d]	3,200,000
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,251,664
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,229,379
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		2,784,463
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,513,797
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,334,930
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,511,377
Texas Tech University System, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2040	3,750,000		4,195,569
Texas Water Development Board, Revenue Bonds	4.50	10/15/2037	5,700,000		6,146,427
Texas Water Development Board, Revenue Bonds	5.00	8/1/2031	9,575,000		10,991,373
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,190,767
				226,372,371
U.S. Related - .3%
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,052,869
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,059,203

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
U.S. Related - .3% (continued)
Puerto Rico, GO, Ser. A	0.00	7/1/2024	3,221	[b]	3,144
Puerto Rico, GO, Ser. A	0.00	7/1/2033	25,549	[b]	15,586
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316		13,721
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824		18,032
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657		18,050
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845		16,365
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853		18,572
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	22,111		22,502
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911		22,899
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555		22,814
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936		22,558
Puerto Rico, Notes	N.A.	11/1/2043	122,467	[d]	63,836
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2018	2,500,000	[g]	625,000
				4,995,151
Utah - 1.0%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	4,000,000		4,416,618
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000		3,373,177
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2037	2,000,000		2,270,765
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,514,524
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,096,435
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,622,739
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		239,117
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000		263,963
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000		243,748
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000		220,053
				18,261,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Vermont - .6%
University of Vermont & Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000		751,704
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000		10,302,930
				11,054,634
Washington - 4.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000		9,232,852
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2036	12,395,000		14,172,065
Franklin County School District No. 1, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2038	5,000,000		5,616,763
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) Ser. A	5.00	1/1/2028	5,225,000		5,380,847
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2028	5,000,000		5,316,150
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000		3,019,412
Port of Seattle, Revenue Bonds, Ser. A	5.00	5/1/2026	5,000,000		5,160,552
Washington, GO, Refunding, Ser. R-2023B	5.00	7/1/2038	11,690,000		13,234,047
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,620,876
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2034	435,000	[f]	396,095
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2035	445,000	[f]	396,420
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	3/1/2038	4,500,000		4,527,156

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Washington - 4.1% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,253,080
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,048,202
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,727,004
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	540,524
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	525,755
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	544,624
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	860,712
				77,573,136
Wisconsin - .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,058,402
Total Investments (cost $1,940,250,121)			99.3%	1,887,977,803
Cash and Receivables (Net)			0.7%	12,765,207
Net Assets			100.0%	1,900,743,010

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $19,302,360 or 1.02% of net assets.

g Non-income producing—security in default.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
TSFR	Term Secured Overnight Financing Rate	U.S. T-BILL	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	41	3/19/2024	5,011,933	5,043,000	(31,067)
Ultra 10 Year U.S. Treasury Notes	167	3/19/2024	18,874,595	18,957,110	(82,515)
Gross Unrealized Depreciation				(113,582)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2023 (Unaudited)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	1,887,977,803	-	1,887,977,803
Liabilities ($)
Other Financial Instruments:
Futures††	(113,582)	-	-	(113,582)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2023, accumulated net unrealized depreciation on investments was $52,385,900, consisting of $14,436,141 gross unrealized appreciation and $66,822,041 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.